Document and Entity Information	Mar. 15, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	INTERNATIONAL FLAVORS & FRAGRANCES INC
Amendment Flag	false
Entity Central Index Key	0000051253
Document Type	8-K
Document Period End Date	Mar. 15, 2022
Entity Incorporation State Country Code	NY
Entity File Number	1-4858
Entity Tax Identification Number	13-1432060
Entity Address, Address Line One	521 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	765-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value 12 1/2 cents per share
Trading Symbol	IFF
Security Exchange Name	NYSE
A 1.750 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Senior Notes due 2024
Trading Symbol	IFF 24
Security Exchange Name	NYSE
A 1.800 Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.800% Senior Notes due 2026
Trading Symbol	IFF 26
Security Exchange Name	NYSE